Investment Securities - Investments by Contractual Maturity Date (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Amortized Cost, Available-for-sale securities
Amortized Cost	$ 2,350,864	$ 1,760,668
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains	19,686	22,161
Gross unrealized loss	(9,602)	(1,124)
Fair Value, Available-for-sale securities
Fair Value	2,360,948	1,781,705
Yield, Available-for-sale securities
Yield	1.70%	1.99%
Amortized Cost, Held-to-maturity securities
Amortized Cost	1,654,666	1,191,487
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains	3,387	25,736
Gross unrealized losses	(75,204)	0
Fair Value, Held-to-maturity securities
Fair Value	1,582,849	1,217,223
Yield, Held-to-maturity securities
Without a single maturity date	3.14%
Yield		3.10%
Investments	4,005,530	2,952,155
Gross unrealized gains on investments	23,073	47,897
Gross unrealized losses on investments	(84,806)	(1,124)
Fair value of investments	3,943,797	2,998,928
Yield on investments	2.30%	2.44%
Proceeds from available-for-sale securities	43,198	2,257,913	131,361
Gain (loss) on sale of securities	0	95,234	8,147
Term of contractual due dates of substantially all mortgage-backed securities	25 years
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	190,357
Obligations of U.S. government
Amortized Cost, Available-for-sale securities
Within 1 year		19,999
1 to 5 years	61,002	0
5 to 10 years	129,219	59,300
Over 10 years	344,571	100,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, Within 1 year		42
Gross unrealized gains, 1 to 5 years	3,393	0
Gross unrealized gains, 5 to 10 years	0	4,225
Gross unrealized gains, Over 10 years	0	0
Gross unrealized losses, Within 1 year		(6)
Gross unrealized losses, 1 to 5 years	(252)	0
Gross unrealized losses, 5 to 10 years	(1,547)	0
Gross unrealized losses, Over 10 years	(2,411)	0
Fair Value, Available-for-sale securities
Within 1 year		20,035
1 to 5 years	64,143	0
5 to 10 years	127,672	63,525
Over 10 years	342,160	100,000
Yield, Available-for-sale securities
Within 1 year		0.57%
1 to 5 years	1.98%	0.00%
5 to 10 years	0.86%	2.21%
Over 10 years	0.93%	1.05%
Equity Securities
Amortized Cost, Available-for-sale securities
1 to 5 years	500
5 to 10 years	100,000
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, 1 to 5 years	11
Gross unrealized gains, 5 to 10 years	726
Gross unrealized losses, 1 to 5 years	0
Gross unrealized losses, 5 to 10 years	0
Fair Value, Available-for-sale securities
1 to 5 years	511
5 to 10 years	100,726
Yield, Available-for-sale securities
1 to 5 years	2.17%
5 to 10 years	1.80%
Corporate debt securities
Amortized Cost, Available-for-sale securities
Within 1 year	19,500
1 to 5 years	317,190	336,340
5 to 10 years	113,060	62,919
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, Within 1 year	3
Gross unrealized gains, 1 to 5 years	1,980	2,810
Gross unrealized gains, 5 to 10 years	1,180	1,324
Gross unrealized losses, Within 1 year	0
Gross unrealized losses, 1 to 5 years	(130)	(61)
Gross unrealized losses, 5 to 10 years	(768)	(7)
Fair Value, Available-for-sale securities
Within 1 year	19,503
1 to 5 years	319,040	339,089
5 to 10 years	113,472	64,236
Yield, Available-for-sale securities
Within 1 year	0.49%
1 to 5 years	0.75%	0.91%
5 to 10 years	1.53%	2.73%
Yield, Held-to-maturity securities
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	9,763
Municipal Bonds
Amortized Cost, Available-for-sale securities
Over 10 years	20,422	20,442
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, Over 10 years	2,123	4,402
Gross unrealized losses, Over 10 years	0	0
Fair Value, Available-for-sale securities
Over 10 years	22,545	24,844
Yield, Available-for-sale securities
Over 10 years	6.45%	6.45%
Amortized Cost, Held-to-maturity securities
Within 1 year		795
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains, Within 1 year		7
Gross unrealized losses, Within 1 year
Fair Value, Held-to-maturity securities
Within 1 year		802
Yield, Held-to-maturity securities
Within 1 year		5.80%
Agency pass through mortgage-backed securities
Amortized Cost, Available-for-sale securities
Without single maturity date	1,245,400	1,161,668
Gross Unrealized Gains / Losses, Available-for-sale securities
Gross unrealized gains, Without single maturity date	10,270	9,358
Gross unrealized losses, Without single maturity date	(4,494)	(1,050)
Fair Value, Available-for-sale securities
Without single maturity date	1,251,176	1,169,976
Yield, Available-for-sale securities
Without single maturity date	2.18%	2.28%
Amortized Cost, Held-to-maturity securities
Without single maturity date	1,654,666	1,190,692
Gross Unrealized Gains / Losses, Held-to-maturity securities
Gross unrealized gains, Without single maturity date	3,387	25,729
Gross unrealized losses, Without single maturity date	(75,204)	0
Fair Value, Held-to-maturity securities
Without single maturity date	1,582,849	1,216,421
Yield, Held-to-maturity securities
Without a single maturity date	3.14%	3.10%
Fair value of AFS securities, continuous unrealized loss position, 12 months or longer	$ 166,503